LOANS RECEIVABLE, NET - Summary of the allowance for credit losses (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Receivables [Abstract]
Current year credit losses	¥ (27,498)
Foreign currency exchange	(202)
Balance at end of the year	¥ (27,700)